Variable Interest Entities	12 Months Ended
Dec. 31, 2017
Variable Interest Entities [Abstract]
Variable Interest Entities

Note 14 Variable Interest Entities

Consolidated VIEs

TDS consolidates variable interest entities (VIEs) in which it has a controlling financial interest as defined by GAAP and is therefore deemed the primary beneficiary.  A controlling financial interest will have both of the following characteristics: (a) the power to direct the VIE activities that most significantly impact economic performance and (b) the obligation to absorb the VIE losses and right to receive benefits that are significant to the VIE.  TDS reviews these criteria initially at the time it enters into agreements and subsequently when events warranting reconsideration occur.  These VIEs have risks similar to those described in the “Risk Factors” in TDS’ Form 10-K for the year ended December 31, 2017.

During 2017, U.S. Cellular formed USCC EIP LLC (Seller/Sub-Servicer), USCC Receivables Funding LLC (Transferor) and the Trust, special purpose entities (SPEs), to facilitate a securitized borrowing using its equipment installment plan receivables.  Under a Receivables Sale Agreement, U.S. Cellular wholly-owned, majority-owned and unconsolidated entities, collectively referred to as “affiliated entities”, transfer device equipment installment contracts to USCC EIP LLC.  The Seller/Sub-Servicer will aggregate device equipment installment plan contracts, perform servicing, collection and all other administrative activities related to accounting for equipment installment plan contracts.  The Seller/Sub-Servicer will sell the eligible equipment installment plan receivables to the Transferor, a bankruptcy remote entity, which will subsequently sell the receivables to the Trust.  The Trust, which is bankruptcy remote and isolated from the creditors of U.S. Cellular, will be responsible for issuing asset-backed variable funding notes (Notes), which are collateralized by the equipment installment plan receivables owned by the Trust.  Given that U.S. Cellular has the power to direct the activities of these SPEs, and that these SPEs lack sufficient equity to finance their activities, U.S. Cellular is deemed to have a controlling financial interest in the SPEs and, therefore, consolidates them.  All transactions with third parties (e.g. issuance of the asset-backed variable funding notes) will be accounted for as a secured borrowing due to the pledging of equipment installment contracts as collateral, significant continuing involvement in the transferred assets, subordinated interests of the cash flows, and continued evidence of control of the receivables.  Refer to Note 11 — Debt, Receivables Securitization Facility for additional details regarding the securitization facility for which these entities were established.

The following VIEs were formed to participate in FCC auctions of wireless spectrum and to fund, establish, and provide wireless service with respect to any FCC licenses won in the auctions:

  Advantage Spectrum, L.P. (Advantage Spectrum) and Sunshine Spectrum, Inc. (Sunshine Spectrum), the general partner of Advantage Spectrum (former general partner was Frequency Advantage, L.P. (Frequency Advantage));
  Aquinas Wireless, L.P. (Aquinas Wireless); and
  King Street Wireless, L.P. (King Street Wireless) and King Street Wireless, Inc., the general partner of King Street Wireless.

These particular VIEs are collectively referred to as designated entities.  The power to direct the activities that most significantly impact the economic performance of these VIEs is shared.  Specifically, the general partner of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships.  The general partner of each partnership needs the consent of the limited partner, an indirect TDS subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships.  Although the power to direct the activities of these VIEs is shared, TDS has the most significant level of exposure to the variability associated with the economic performance of the VIEs, indicating that TDS is the primary beneficiary of the VIEs.  Therefore, in accordance with GAAP, these VIEs are consolidated.

In January 2017, Sunshine Spectrum and the other owner of Frequency Advantage (the previous general partner of Advantage Spectrum) completed a series of transactions whereby Frequency Advantage was dissolved and Sunshine Spectrum became the new general partner of Advantage Spectrum.  Consistent with its previous treatment of Frequency Advantage and in accordance with GAAP, TDS consolidates Sunshine Spectrum in its financial statements.

In March 2015, King Street Wireless made a $60 million distribution to its owners.  Of this distribution, $6 million was provided to King Street Wireless, Inc. and $54 million was provided to U.S. Cellular.

FCC Auction 97 ended in January 2015.  TDS participated in Auction 97 indirectly through its interest in Advantage Spectrum.  An indirect subsidiary of U.S. Cellular is a limited partner in Advantage Spectrum.  Advantage Spectrum applied as a “designated entity,” and received bid credits with respect to spectrum purchased in Auction 97.  Advantage Spectrum was the winning bidder for 124 licenses for an aggregate bid of $338 million, after its designated entity discount of 25%.  This amount is classified as Licenses in TDS’ Consolidated Balance Sheet at December 31, 2017 and 2016.  Advantage Spectrum’s bid amount, less the initial deposit of $60 million paid in 2014, plus certain other charges totaling $2 million, was paid to the FCC in March 2015.  These licenses were granted by the FCC in July 2016.

TDS also consolidates other VIEs that are limited partnerships that provide wireless service.  A limited partnership is a variable interest entity unless the limited partners hold substantive participating rights or kick-out rights over the general partner.  For certain limited partnerships, U.S. Cellular is the general partner and manages the operations.  In these partnerships, the limited partners do not have substantive kick-out or participating rights and, further, such limited partners do not have the authority to remove the general partner.  Therefore, these limited partnerships are also recognized as VIEs and are consolidated under the variable interest model.

The following table presents the classification and balances of the consolidated VIEs’ assets and liabilities in TDS’ Consolidated Balance Sheet.

December 31,	2017	2016
(Dollars in millions)
Assets
Cash and cash equivalents	$3	$2
Accounts receivable	473	39
Other current assets	7	6
Licenses	648	649
Property, plant and equipment, net	89	93
Other assets and deferred charges	304	15
Total assets	$1,524	$804

Liabilities
Current liabilities	$36	$18
Deferred liabilities and credits	12	12
Total liabilities	$48	$30

Unconsolidated VIEs

TDS manages the operations of and holds a variable interest in certain other limited partnerships, but is not the primary beneficiary of these entities and, therefore, does not consolidate them under the variable interest model.

TDS’ total investment in these unconsolidated entities was $4 million and $6 million at December 31, 2017 and 2016, respectively, and is included in Investments in unconsolidated entities in TDS’ Consolidated Balance Sheet.  The maximum exposure from unconsolidated VIEs is limited to the investment held by TDS in those entities.

Other Related Matters

TDS made contributions, loans and/or advances to its VIEs totaling $821 million, of which $790 million is related to USCC EIP LLC as discussed above, $98 million and $281 million, during 2017, 2016 and 2015, respectively.  TDS may agree to make additional capital contributions and/or advances to these or other VIEs and/or to their general partners to provide additional funding for operations or the development of licenses granted in various auctions.  TDS may finance such amounts with a combination of cash on hand, borrowings under its revolving credit agreement and/or other long-term debt.  There is no assurance that TDS will be able to obtain additional financing on commercially reasonable terms or at all to provide such financial support.

The limited partnership agreements of Advantage Spectrum, Aquinas Wireless and King Street Wireless also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership.  The general partner’s put options related to its interests in King Street Wireless and Aquinas Wireless will become exercisable in 2019 and 2020, respectively.  The general partner’s put options related to its interest in Advantage Spectrum will become exercisable in 2021 and 2022. The put option price is determined pursuant to a formula that takes into consideration fixed interest rates and the market value of U.S. Cellular’s Common Shares.  Upon exercise of the put option, the general partner is required to repay borrowings due to U.S. Cellular.  If the general partner does not elect to exercise its put option, the general partner may trigger an appraisal process in which the limited partner (a subsidiary of U.S. Cellular) may have the right, but not the obligation, to purchase the general partner’s interest in the limited partnership at a price and on other terms and conditions specified in the limited partnership agreement.  In accordance with requirements under GAAP, TDS is required to calculate a theoretical redemption value for all of the put options assuming they are exercisable at the end of each reporting period, even though such exercise is not contractually permitted.  Pursuant to GAAP, this theoretical redemption value, net of amounts payable to U.S. Cellular for loans and accrued interest thereon made by U.S. Cellular to the general partners (net put value), was $1 million at December 31, 2017 and 2016.  The net put value is recorded as Noncontrolling interests with redemption features in TDS’ Consolidated Balance Sheet.  Also in accordance with GAAP, changes in the redemption value of the put options, net of interest accrued on the loans, are recorded as a component of Net income attributable to noncontrolling interests, net of tax, in TDS’ Consolidated Statement of Operations.

During 2015, TDS recorded out-of-period adjustments attributable to the third quarter of 2013 through the second quarter of 2015 related to an agreement with King Street Wireless.  TDS determined that these adjustments were not material to the quarterly periods or the annual results for 2015.  These out-of-period adjustments had the impact of reducing Net income by $3 million and Net income attributable to TDS shareholders by $3 million in 2015.